Submission	Dec. 18, 2025
Submission [Line Items]
Central Index Key	0001814287
Registrant Name	ABACUS GLOBAL MANAGEMENT, INC.
Registration File Number	333-291789
Form Type	S-3
Submission Type	S-3/A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A